United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/05
                                                -------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------



Item 1.     Schedule of Investments


Federated Intermediate Municipal Trust
Portfolio of Investments
February 28, 2005 (unaudited)


   Principal                                                        Credit
   Amount                                                           Rating             Value


                        Municipal BONDS--98.0%
                        Alabama--1.9%
$  1,000,000            Alabama State Public School &
                        College Authority, Refunding Revenue
                        Bonds (Series 1998), 5.125% (FSA
                        INS), 11/1/2014                             AAA / Aaa    $     1,085,550
   1,000,000            Courtland, AL IDB, Environmental
                        Improvement Refunding Revenue Bonds,
                        5.00% (International Paper Co.),
                        11/1/2013                                   BBB / Baa2         1,063,960
   1,000,000            Courtland, AL IDB, Solid Waste
                        Disposal Refunding Revenue Bonds
                        (Series 2004A), 4.75% (International
                        Paper Co.), 5/1/2017                        BBB / Baa2         1,026,480
                        Total                                                          3,175,990
                        Alaska--2.6%
   4,000,000            Alaska State Housing Finance Corp.,
                        General Mortgage Revenue Bonds
                        (Series A), 5.65% (MBIA Insurance
                        Corp. INS), 12/1/2012                       AAA / Aaa          4,180,520
   275,000              Alaska State Housing Finance Corp.,
                        Revenue Bonds (Series Veterans
                        Mortgage Program), 6.30% (GNMA GTD),
                        12/1/2009                                   AAA / Aaa          281,023
                        Total                                                          4,461,543
                        Arizona--3.0%
   750,000              Arizona Health Facilities Authority,
                        Revenue Bonds (Series 2004), 5.00%
                        (Blood Systems, Inc.), 4/1/2019             A- / NR            780,255
   1,800,000            Arizona Student Loan Acquisition
                        Authority, Student Loan Refunding
                        Revenue Bonds (Series 1999A-1),
                        5.50%, 5/1/2012                             NR / Aaa           1,951,380
   2,200,000            Arizona Student Loan Acquisition
                        Authority, Student Loan Refunding
                        Revenue Bonds (Series 1999A-1),
                        5.60%, 5/1/2013                             NR / Aaa           2,382,996
                        Total                                                          5,114,631
                        Arkansas--1.2%
   2,000,000            Pope County, AR, Refunding Revenue
                        Bonds, 5.05% TOBs (Entergy Arkansas,        BBB- /
                        Inc.), Mandatory Tender 9/1/2005            Baa2               2,020,720
                        California--1.4%
   290,000              California Health Facilities
                        Financing Authority, Health Facility
                        Revenue Bonds (Series 2004I), 4.95%
                        TOBs (Catholic Healthcare West),            BBB+ /
                        Mandatory Tender 7/1/2014                   Baa1               304,929
   2,000,000            California State, Refunding UT GO
                        Bonds, 5.00%, 3/1/2024                      A / A3             2,093,820
                        Total                                                          2,398,749
                        Colorado--0.1%
   130,000              Colorado HFA, SFM Revenue Bonds
                        (Series 1997C-3), 6.75%, 5/1/2017           NR / Aa2           130,919
                        Delaware--1.6%
   1,815,000            Delaware Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series 2004A), 5.25% (Beebe Medical
                        Center), 6/1/2012                           BBB / Baa1         1,953,031
   740,000              Delaware Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series 2004A), 5.50% (Beebe Medical
                        Center), 6/1/2014                           BBB / Baa1         802,352
                        Total                                                          2,755,383
                        District Of Columbia--2.9%
   500,000              District of Columbia, Carnegie
                        Endowment Revenue Bonds, 5.75%,
                        11/15/2010                                  NR / Aa3           528,595
   1,000,000            District of Columbia, Refunding
                        Revenue Bonds, 5.50% (Catholic
                        University of America)/(AMBAC INS),
                        10/1/2012                                   AAA / Aaa          1,104,070
   3,000,000            District of Columbia, Revenue Bonds,
                        5.75% (Catholic University of
                        America)/(AMBAC INS), 10/1/2017             AAA / Aaa          3,346,020
                        Total                                                          4,978,685
                        Florida--0.2%
   270,000              Lee County, FL HFA, SFM Revenue
                        Bonds (Series 1998A-2), 6.30% (GNMA
                        Collateralized Home Mortgage Program
                        COL), 3/1/2029                              NR / Aaa           270,486
                        Georgia--1.3%
   1,035,000            Cartersville, GA Development
                        Authority, Waste & Wastewater
                        Facilities Refunding Revenue Bonds,
                        5.10% (Anheuser-Busch Cos., Inc.),
                        2/1/2012                                    A+ / A1            1,114,002
   55,000               Municipal Electric Authority of
                        Georgia, (Series Y), 6.40% (Escrowed
                        In Treasuries COL)/(Original Issue
                        Yield: 6.45%), 1/1/2009                     A+ / A1            61,916
   945,000              Municipal Electric Authority of
                        Georgia, (Series Y), 6.40% (Original
                        Issue Yield: 6.45%), 1/1/2009               A+ / A1            1,055,622
                        Total                                                          2,231,540
                        Idaho--0.2%
   350,000              Idaho Housing Agency, SFM Revenue
                        Bonds, (Series D-2) Subordinate
                        Bonds, 5.25%, 7/1/2011                      NR / A1            355,124
                        Illinois--4.2%
   300,000              Chicago, IL Metropolitan Water
                        Reclamation District, GO UT
                        Refunding Bonds, 5.20% (Original
                        Issue Yield: 5.25%), 12/1/2013              AA+ / Aaa          328,203
   1,000,000            Illinois Department Central
                        Management Services, Certificate
                        Participation, 5.50% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.55%), 7/1/2013                            AAA / Aaa          1,102,120
   1,000,000            Illinois Finance Authority,
                        Refunding Revenue Bonds, 5.25% (OSF
                        Healthcare Systems), 11/15/2014             A / A2             1,077,890
   1,260,000            Illinois Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series A), 5.70% (Advocate
                        Healthcare Network)/(United States
                        Treasury PRF)/(Original Issue Yield:
                        5.75%), 8/15/2011                           AA / Aa3           1,400,566
   2,540,000            Illinois Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series B), 5.70% (Advocate
                        Healthcare Network)/(Original Issue
                        Yield: 5.75%), 8/15/2011                    AA / Aa3           2,698,013
   500,000              Metropolitan Pier & Exposition
                        Authority, IL, Dedicated State Tax
                        Refunding Revenue Bonds, 6.75%
                        (Original Issue Yield: 6.85%),
                        6/1/2010                                    AA- / A1           570,255
                        Total                                                          7,177,047
                        Indiana--4.5%
   500,000              Indiana Development Finance
                        Authority, Environmental Improvement
                        Revenue Bonds, 5.25% TOBs (Marathon
                        Oil Corp.), Mandatory Tender                BBB+ /
                        12/2/2011                                   Baa1               552,915
   4,800,000            Indiana Health Facility Financing
                        Authority, Hospital Revenue Bonds
                        (Series 1996A), 5.50% (Clarian
                        Health Partners, Inc.)/(Original
                        Issue Yield: 5.65%), 2/15/2010              AA- / A1           5,066,784
   2,000,000            Indianapolis, IN Airport Authority,
                        Special Facilities Refunding Revenue
                        Bonds (Series 2004A), 5.10% (FedEx
                        Corp.), 1/15/2017                           BBB / Baa2         2,115,060
                        Total                                                          7,734,759
                        Kansas--0.1%
   110,000              Sedgwick County, KS, SFM Revenue
                        Bonds (Series 1997A-2), 6.50% (GNMA
                        Collateralized Home Mortgage Program
                        COL), 12/1/2016                             NR / Aaa           110,191
                        Louisiana--1.8%
   1,000,000            De Soto Parish, LA Environmental
                        Improvement Authority, PCR Bonds
                        (Series 2002A), 5.00% (International
                        Paper Co.), 10/1/2012                       BBB / Baa2         1,063,870
   2,000,000            St. Charles Parish, LA, PCR
                        Refunding Revenue Bonds (Series
                        1999A), 4.90% TOBs (Entergy
                        Louisiana, Inc.), Mandatory Tender          BBB- /
                        6/1/2005                                    Baa2               2,010,700
                        Total                                                          3,074,570
                        Massachusetts--0.8%
   1,250,000            Massachusetts Development Finance
                        Agency, Solid Waste Disposal Revenue
                        Bonds, 5.45% (Waste Management,
                        Inc.), 6/1/2014                             BBB / NR           1,337,263
                        Michigan--13.1%
   1,000,000            Cornell Township MI, Economic
                        Development Corp., Refunding Revenue
                        Bonds, 5.875% (MeadWestvaco Corp.),
                        5/1/2018                                    BBB / Baa2         1,103,420
   500,000              Delta County, MI Economic
                        Development Corp., Environmental
                        Improvement Refunding Revenue Bonds
                        (Series A), 6.25% (MeadWestvaco
                        Corp.), 4/15/2027                           BBB / Baa2         569,635
   1,025,000            Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.875% (Drinking
                        Water Revolving Fund)/(United States
                        Treasury PRF), 10/1/2017                    AAA / Aaa          1,174,896
   1,000,000            Michigan State Hospital Finance
                        Authority, Hospital Refunding
                        Revenue Bonds, 5.25% (Sparrow
                        Obligated Group, MI), 11/15/2011            A / A1             1,076,130
   4,000,000            Michigan State Hospital Finance
                        Authority, Revenue & Refunding Bonds
                        (Series 1998A), 5.10% (McLaren
                        Healthcare Corp.)/(Original Issue
                        Yield: 5.15%), 6/1/2013                     NR / A1            4,153,400
   5,000,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds (Series
                        1999A), 6.00% (Ascension Health
                        Credit Group)/(MBIA Insurance Corp.
                        INS), 11/15/2011                            AAA / Aaa          5,576,400
   3,705,000            Michigan State Housing Development
                        Authority, (Series B) Rental Housing
                        Revenue Bonds, 5.65% (MBIA Insurance
                        Corp. INS), 10/1/2007                       AAA / Aaa          3,799,996
   3,605,000            Michigan State Housing Development
                        Authority, (Series B) Rental Housing
                        Revenue Bonds, 5.65% (MBIA Insurance
                        Corp. INS), 4/1/2007                        AAA / Aaa          3,698,586
   500,000              Michigan State Strategic Fund,
                        Revenue Bonds (Series 2004), 5.00%
                        (NSF International), 8/1/2015               A- / NR            524,610
   650,000              Michigan State Strategic Fund,
                        Revenue Bonds (Series 2004), 5.125%
                        (NSF International), 8/1/2019               A- / NR            678,899
                        Total
                                                                                       22,355,972
                        Minnesota--1.5%
   1,000,000            Minneapolis Special School District
                        No. 001, MN, (Series B) Certificate
                        Participation School Improvement
                        Bonds, 5.125% (Minnesota State GTD),
                        2/1/2014                                    AAA / Aa2          1,044,940
   1,500,000            Todd Morrison Cass & Wadena Counties
                        United Hospital District, MN,
                        General Obligation Healthcare
                        Facility Revenue Bonds (Series
                        2004), 5.00% (Lakewood Health
                        System), 12/1/2021                          NR / Baa2          1,560,405
                        Total                                                          2,605,345
                        Missouri--0.9%
   130,000              Missouri State Environmental
                        Improvement & Energy Authority,
                        Refunding Revenue Bonds, 6.00%,
                        1/1/2016                                    NR / Aaa           131,678
   270,000              Missouri State Housing Development
                        Commission, SFM Loan Revenue Bonds
                        (Series 1998B), 5.20%, 9/1/2012             AAA / NR           279,350
   1,000,000            Taney County, MO Reorganized School
                        District Number R-V, GO UT, 5.80%
                        (State Aid Withholding LOC), 3/1/2017       AA+ / NR           1,061,170
                        Total                                                          1,472,198
                        Nevada--0.7%
   1,100,000            Clark County, NV, Industrial
                        Development Revenue Bonds (Series
                        2003C), 5.45% TOBs (Southwest Gas           BBB- /
                        Corp.), Mandatory Tender 3/1/2013           Baa2               1,170,378
                        New Hampshire--0.6%
   1,000,000            New Hampshire Higher Educational &
                        Health Facilities Authority,
                        Healthcare System Revenue Bonds
                        (Series 2004), 5.00% (Covenant
                        Health Systems), 7/1/2014                   A- / NR            1,039,670
                        New Jersey--0.3%
   500,000              New Jersey EDA, Revenue Bonds
                        (Series 2004), 5.625% (NJ Dedicated
                        Cigarette Excise Tax), 6/15/2019            BBB / Baa2         532,145
                        New York--9.3%
   1,500,000            Hempstead, NY IDA, Resource Recovery
                        Refunding Revenue Bonds (Series
                        2001), 5.00% TOBs (American Ref-Fuel
                        Co. of Hempstead), Mandatory Tender
                        6/1/2010                                    BBB / A3           1,558,155
   1,000,000            New York City, NY IDA, Civic
                        Facility Revenue Bonds (Series
                        2002A), 5.50% (Lycee Francais de New
                        York Project)/(American Capital
                        Access INS), 6/1/2015                       A / NR             1,073,740
   2,000,000            New York City, NY, UT GO Bonds
                        (Fiscal 2005 Series G), 5.00%,
                        12/1/2021                                   A / A2             2,104,780
   1,000,000            New York City, NY, UT GO Bonds
                        (Fiscal 2005 Series J), 5.00%,
                        3/1/2020                                    A / A2             1,056,030
   4,500,000            New York City, NY, UT GO Bonds
                        (Series 1999G), 6.00% (AMBAC INS),
                        10/15/2007                                  AAA / Aaa          4,874,715
   4,000,000            New York State Thruway Authority,
                        (Series 1994B), 5.625% (New York
                        State Thruway Authority - Highway
                        and Bridge Trust Fund)/(FGIC
                        INS)/(Original Issue Yield: 5.75%),
                        4/1/2005                                    AAA / Aaa          4,012,920
   1,250,000            Suffolk County, NY IDA, Industrial
                        Development Revenue Bonds (Series
                        1998), 5.30% (Nissequogue Cogen
                        Partners Facility)/(Original Issue
                        Yield: 5.325%), 1/1/2013                    NR                 1,227,525
                        Total
                                                                                       15,907,865
                        North Carolina--2.6%
   1,000,000            North Carolina Eastern Municipal
                        Power Agency, Power System Refunding
                        Revenue Bonds (Series 2003A), 5.50%,
                        1/1/2012                                    BBB / Baa2         1,091,760
   1,000,000            North Carolina Eastern Municipal
                        Power Agency, Refunding Revenue
                        Bonds, 6.00% (AMBAC INS), 1/1/2018          AAA / Aaa          1,188,720
   2,000,000            North Carolina Municipal Power
                        Agency No. 1, Electric Refunding
                        Revenue Bonds, 7.25%, 1/1/2007              BBB+ / A3          2,153,500
                        Total                                                          4,433,980
                        North Dakota--0.7%
   1,055,000            North Dakota State Building
                        Authority, (Series B) Refunding
                        Revenue Bonds, 5.00% (AMBAC
                        INS)/(Original Issue Yield: 5.00%),
                        12/1/2010                                   AAA / Aaa          1,127,679
                        Ohio--4.2%
   3,195,000            Lucas County, OH HDA, Hospital
                        Refunding Revenue Bonds (Series
                        1996), 5.50% (ProMedica Healthcare
                        Obligated Group)/(MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.75%), 11/15/2008                          AAA / Aaa          3,390,246
   1,000,000            Montgomery County, OH, Revenue
                        Bonds, 5.50% (Catholic Health
                        Initiatives), 9/1/2016                      AA / Aa2           1,096,300
   1,000,000            Moraine, OH Solid Waste Disposal
                        Authority, Revenue Bonds, 6.75%
                        (General Motors Corp.)/(Original            BBB- /
                        Issue Yield: 6.80%), 7/1/2014               Baa2               1,157,090
   1,000,000            Ohio State Air Quality Development
                        Authority, PCR Refunding Bonds
                        (Series 2002A), 6.00% (Cleveland
                        Electric Illuminating Co.), 12/1/2013       BB+ / Baa3         1,060,370
   500,000              Ohio State Higher Educational
                        Facilities Commission, Higher
                        Educational Revenue Bonds, 5.00%
                        (John Carroll University, OH),
                        11/15/2012                                  NR / A2            546,160
                        Total                                                          7,250,166
                        Pennsylvania--7.2%
   610,000      (1)     Allegheny County, PA IDA, Cargo
                        Facilities Lease Revenue Bonds
                        (Series 1999), 6.00% (AFCO Cargo PIT
                        LLC Project), 9/1/2009                      NR                 595,342
   1,000,000            New Wilmington, PA Municipal
                        Authority, College Revenue Bonds,
                        5.30% (Westminster
                        College)/(Original Issue Yield:
                        5.40%), 3/1/2018                            NR / Baa1          1,024,080
   1,000,000            Pennsylvania Intergovernmental Coop
                        Authority, Special Tax, 5.25% (FGIC
                        INS), 6/15/2015                             AAA / Aaa          1,081,440
   1,210,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2001A), 5.75% (UPMC Health
                        System), 1/15/2012                          A+ / NR            1,344,358
   1,200,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2004A), 5.00% (Philadelphia
                        University), 6/1/2015                       BBB / Baa2         1,217,232
   5,000,000            Philadelphia, PA Hospitals & Higher
                        Education Facilities Authority,
                        Health System Revenue Bonds (Series
                        1997A), 5.00% (Jefferson Health
                        System)/(Original Issue Yield:
                        5.40%), 5/15/2012                           AA- / Aa3          5,206,650
   1,605,000            Sayre, PA, Healthcare Facilities
                        Authority, Revenue Bonds (Series
                        2002A), 6.00% (Guthrie Healthcare
                        System, PA), 12/1/2012                      A- / NR            1,794,486
                        Total
                                                                                       12,263,588
                        Rhode Island--0.6%
   1,000,000            Rhode Island Economic Development
                        Corp., Revenue Note Obligations
                        (2000 Senior Obligation Series),
                        5.75% (Providence Place Mall
                        Project)/(Radian Asset Assurance
                        INS), 7/1/2010                              AA / NR            1,092,100
                        South Carolina--1.6%
   1,000,000            Beaufort County, SC School District,
                        GO, 5.50%, 3/1/2016                         AA+ / Aa1          1,097,920
   1,500,000            Charleston County, SC, Hospital
                        Facilities Revenue Bonds (Series
                        2004A), 5.50% (CareAlliance Health
                        Services d/b/a Roper St. Francis
                        Healthcare), 8/15/2013                      A- / A3            1,635,435
                        Total                                                          2,733,355
                        Tennessee--5.2%
   1,050,000            Memphis-Shelby County, TN Airport
                        Authority, Special Facilities
                        Refunding Revenue Bonds, 5.05%
                        (FedEx Corp.), 9/1/2012                     BBB / Baa2         1,126,881
   1,000,000            Metropolitan Government Nashville &
                        Davidson County, TN, GO UT, 5.125%
                        (Original Issue Yield: 5.125%),
                        11/15/2017                                  AA / Aa2           1,080,940
   4,000,000            Shelby County, TN, Public
                        Improvement UT GO School Bonds
                        (Series A), 5.50%, 4/1/2017                 AA+ / Aa2          4,401,360
   500,000              Sullivan County, TN Health
                        Educational & Housing Facilities
                        Board, Hospital Revenue Bonds, 6.25%
                        (Wellmont Health System), 9/1/2010          BBB+ / NR          546,215
   500,000              Sullivan County, TN Health
                        Educational & Housing Facilities
                        Board, Hospital Revenue Bonds, 6.25%
                        (Wellmont Health System), 9/1/2011          BBB+ / NR          550,015
   1,000,000            Sullivan County, TN Health
                        Educational & Housing Facilities
                        Board, Hospital Revenue Bonds, 6.25%
                        (Wellmont Health System), 9/1/2012          BBB+ / NR          1,104,090
                        Total                                                          8,809,501
                        Texas--8.5%
   1,000,000            Bell County, TX HFDC, Refunding
                        Revenue Bonds, 5.375% (FSA INS),
                        12/1/2013                                   AAA / Aaa          1,093,210
   1,000,000            Brazos River Authority, TX, PCR
                        Refunding Bonds (Series 2003A),
                        6.75% TOBs (TXU Energy), Mandatory
                        Tender 4/1/2013                             BBB / Baa2         1,159,590
   500,000              Carroll, TX Independent School
                        District, GO UT Refunding Bonds
                        (Series A), 5.00% (PSFG
                        GTD)/(Original Issue Yield: 5.02%),
                        2/15/2016                                   AAA / Aaa          524,945
   1,000,000            Cass County, TX Industrial
                        Development Corp., Enviromental
                        Improvement Refunding Revenue Bonds,
                        4.80% (International Paper Co.),
                        3/1/2025                                    BBB / Baa2         992,370
   1,000,000            El Paso, TX, GO LT (Series 1998),
                        5.125% (FGIC INS)/(Original Issue
                        Yield: 5.25%), 8/15/2015                    AAA / Aaa          1,062,120
   1,000,000            Fort Worth, TX Water & Sewer,
                        Revenue Bonds, 5.75% (United States
                        Treasury PRF), 2/15/2017                    AA / Aa2           1,123,240
   2,000,000            North Central Texas HFDC, Hospital
                        Revenue Refunding Bonds (Series
                        2002), 5.50% (Children's Medical
                        Center of Dallas)/(AMBAC INS),
                        8/15/2017                                   AAA / Aaa          2,210,880
   1,000,000            Sabine River Authority, TX, PCR
                        Refunding Revenue Bonds (Series
                        2001A), 5.50% TOBs (TXU Energy),
                        Mandatory Tender 11/1/2011                  BBB / Baa2         1,082,790
   1,000,000            San Antonio, TX Water System,
                        Revenue Refunding Bonds (Series
                        2002), 5.50% (FSA INS), 5/15/2016           AAA / Aaa          1,116,680
   2,895,000            Texas State Department of Housing &
                        Community Affairs, SFM Revenue Bonds
                        (Series B), 5.45% (MBIA Insurance
                        Corp. INS), 3/1/2019                        AAA / Aaa          3,030,341
   1,000,000            Travis Country, TX, GO UT, 5.25%,
                        3/1/2015                                    AAA / Aaa          1,095,890
                        Total
                                                                                       14,492,056
                        Utah--1.3%
   1,050,000            Salt Lake County, UT Municipal
                        Building Authority, Refunding
                        Revenue Bonds, 5.20% (AMBAC
                        INS)/(Original Issue Yield: 5.33%),
                        10/15/2020                                  AAA / Aaa          1,137,318
   1,000,000            Utah County, UT IDA, Environmental
                        Improvement Revenue Bonds, 5.05%
                        TOBs (Marathon Oil Corp.), Mandatory        BBB+ /
                        Tender 11/1/2011                            Baa1               1,083,460
                        Total                                                          2,220,778
                        Virginia--1.9%
   1,000,000            Chesapeake, VA IDA, PCR Bonds, 5.25%
                        (Virginia Electric & Power Co.),
                        2/1/2008                                    BBB+ / A3          1,024,360
   2,000,000            Greater Richmond Convention Center
                        Authority, VA, Hotel Tax Revenue
                        Bonds, 5.50% (Convention Center
                        Expansion Project), 6/15/2008               A / A3             2,148,080
                        Total                                                          3,172,440
                        Washington--5.3%
   1,000,000            Clark County, WA, GO UT Refunding
                        Bonds, 5.25%, 6/1/2015                      NR / Aa3           1,086,780
   4,500,000            Washington Healthcare Facilities
                        Authority, Revenue Bonds (Series
                        1996), 5.375% (Kadlec Medical
                        Center, Richland)/(AMBAC
                        INS)/(Original Issue Yield: 5.63%),
                        12/1/2010                                   AAA / Aaa          4,784,175
   2,000,000            Washington State Public Power Supply
                        System, Nuclear Project No. 2
                        Refunding Revenue Bonds (Series
                        1997A), 6.00% (Energy Northwest,
                        WA)/(Escrowed In Treasuries COL),
                        7/1/2007                                    AAA / Aaa          2,153,200
   1,000,000            Washington State, GO UT, 5.00%
                        (Original Issue Yield: 5.20%),
                        1/1/2017                                    AA / Aa1           1,047,230
                        Total                                                          9,071,385
                        Wisconsin--4.4%
   50,000               Appleton, WI Waterworks, Refunding
                        Revenue Bonds, 5.375% (FGIC INS),
                        1/1/2015                                    NR / Aaa           55,194
   1,000,000            Menomonee Falls, WI Sewage System,
                        (Series A) Revenue Bonds, 5.65%
                        (United States Treasury
                        PRF)/(Original Issue Yield: 5.70%),
                        5/1/2016                                    AAA / Aaa          1,064,230
   1,000,000            Milwaukee County, WI, (Series A),
                        5.00%, 10/1/2016                            AA / Aa3           1,080,560
   980,000              Wisconsin State HEFA, Refunding
                        Revenue Bonds, 6.00% (Wheaton
                        Franciscan Services), 8/15/2014             A / A2             1,092,249
   3,000,000            Wisconsin State Petroleum Inspection
                        Fee, Revenue Bonds (Series 2000A),
                        6.00% (United States Treasury PRF),
                        7/1/2011                                    AA- / Aa3          3,098,700
   1,000,000            Wisconsin State Transportation,
                        (Series A), 5.50% (FGIC INS),
                        7/1/2015                                    AAA / Aaa          1,117,010
                        Total                                                          7,507,943
                        Wyoming--0.3%
   500,000              Laramie County, WY School District
                        No. 2, GO UT, 5.90% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.90%), 6/1/2012                            AAA / Aaa          509,845
                        Total  Municipal BONDS
                        (identified cost $158,591,057)                                 167,095,989
                        Short-Term Municipals--2.8%
                        Alaska--1.1%
   1,600,000            Valdez, AK Marine Terminal, (Series
                        2003B) Daily VRDNs (BP Pipelines            A-1+ /
                        (Alaska) Inc.)/(BP PLC GTD)                 VMIG1              1,600,000
   300,000              Valdez, AK Marine Terminal, (Series
                        2003C) Daily VRDNs (BP Pipelines            A-1+ /
                        (Alaska) Inc.)/(BP PLC GTD)                 VMIG1              300,000
                        Total                                                          1,900,000
                        New York--0.7%
   1,200,000            New York City, NY IDA, Liberty
                        Revenue Bonds (Series 2004 B) Daily
                        VRDNs (One Bryant Park
                        LLC)/(Bayerische Landesbank
                        Girozentrale INV)/(Bank of America          A-1+ /
                        N.A. and Bank of New York LOC)              VMIG1              1,200,000
                        Tennessee--1.0%
   1,700,000            Sevier County, TN Public Building
                        Authority, (Series IV-E-1) Daily
                        VRDNs (Pigeon Forge, TN)/(AMBAC
                        INS)/(JPMorgan Chase Bank, N.A. LIQ)        NR / VMIG1         1,700,000
                        Total Short-Term Municipals (AT
                        AMORTIZED COST)                                                4,800,000
                        Total INVESTMENTS--100.8%
                        (identified cost $163,391,057)(2)                              171,895,989
                        OTHER ASSETS AND
                        LIABILITIES--NET--(0.8)%                                       (1,279,977)
                        Total NET ASSETS--100%
                                                                                 $     170,616,012


     Securities that are subject to the federal alternative minimum tax (AMT) represent 9.3% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, has been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, this security amounted to $595,342 which represents 0.3% of total net assets.

2 The cost of investments for federal tax purposes was $163,384,027. The net unrealized appreciation of investments for federal tax purposes was $8,511,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,682,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $170,440.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:
   AMBAC       --American Municipal Bond Assurance Corporation
   COL         --Collateralized
   EDA         --Economic Development Authority
   FGIC        --Financial Guaranty Insurance Company
   FSA         --Financial Security Assurance
   GNMA        --Government National Mortgage Association
   GO          --General Obligation
   GTD         --Guaranteed
   HDA         --Hospital Development Authority
   HEFA        --Health and Education Facilities Authority
   HFA         --Housing Finance Authority
   HFDC        --Health Facility Development Corporation
   IDA         --Industrial Development Authority
   IDB         --Industrial Development Bond
   INS         --Insured
   INV         --Investment Agreement
   LIQ         --Liquidity Agreement
   LOC         --Letter of Credit
   LT          --Limited Tax
   PCR         --Pollution Control Revenue
   PRF         --Prerefunded
   PSFG        --Permanent School Fund Guarantee
   SFM         --Single Family Mortgage
   TOBs        --Tender Option Bonds
   UT          --Unlimited Tax
   VRDNs       --Variable Rate Demand Notes


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005